New Financial Accounting Standards	3 Months Ended
Mar. 31, 2018
New Financial Accounting Standards [Abstract]
NEW FINANCIAL ACCOUNTING STANDARDS

NOTE 2 – NEW FINANCIAL ACCOUNTING STANDARDS

On January 1, 2018, we adopted the new accounting standard ASC 606, Revenue from Contracts with Customers, and all of the related amendments (“new revenue standard”). We recorded the change, which was immaterial, related to adopting the new revenue standard using the modified retrospective method. Under this method, we recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings. This results in no restatement of prior periods, which continue to be reported under the accounting standards in effect for those periods. We expect the impact of the adoption of the new revenue standard to continue to be immaterial on an ongoing basis.

We have applied the new revenue standard to all contracts as of the date of initial application. The overwhelming majority of our revenue continues to be recognized when transactions occur, such as the delivery of a message. We previously recognized revenue related to set-ups when a program launched, and all related activities had been accomplished. Under the new revenue standard, we are recognizing revenue related to these set ups over the term of the initial contract. Since set up fees are generally small relative to the size of the overall contract and because most contracts are for a year or less, the impact of this change is immaterial.

The impact of recording this change as of January 1, 2018 resulted in an increase in deferred revenue of $142,027 at that date and a corresponding decrease in retained earnings as well. The impact of adopting the new revenue standard in 2018 resulted in lower revenues in the three months ended March 31, 2018. Had the new revenue standard not taken effect, our revenues for the period would have been higher by $117,911 and deferred revenues lower by $117,911. All of these revenues are expected to be recognized by December 31, 2018, so the primary effect of the new revenue standard is to shift revenues between quarters by immaterial amounts.